Accruals and other current liabilities	12 Months Ended
Dec. 31, 2024
Accruals And Other Current Liabilities
Accruals and other current liabilities

9 Accruals and other current liabilities

	As of December 31,
	2023	2024	2024
	S$	S$	US$

Other accruals	459,472	426,694	312,322
GST payables	201,509	22,125	16,195
Interest payable	43,031	21,516	15,749
Other payables	82,655	-	-
	786,667	470,335	344,266

SIMPPLE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS